Mosaic Government Money Market
                  1655 Fort Myer Drive
                      Suite 1000
                Arlington, Virginia  22209
                     703/528-3600


February 2, 1998

Filed Electronically

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

      RE: Mosaic Government Money Market (the "Trust")
          Filing Pursuant to Reg. 230.497(j)
          Registration No. 2-63713; File No. 811-2910

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Secretary

cc:

John Rashke, Esq.
David Leahy, Esq.